Average Annual Total Returns - FidelitySeriesInternationalCreditFund-PRO - FidelitySeriesInternationalCreditFund-PRO - Fidelity Series International Credit Fund	Mar. 01, 2024
Fidelity Series International Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.77%
Past 5 years	1.86%
Since Inception	1.58%	[1]
Fidelity Series International Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.13%
Past 5 years	(0.20%)
Since Inception	(0.36%)	[1]
Fidelity Series International Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.56%
Past 5 years	0.65%
Since Inception	0.46%	[1]
LB427
Average Annual Return:
Past 1 year	8.70%
Past 5 years	1.89%
Since Inception	1.85%	[1]

[1]	AFrom July 25, 2017.